Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,563	$ 9,693	$ 9,443	$ 11,123
Interest-bearing deposits with financial institutions		88,490	76,630
Total	[2]	$ 99,053	$ 86,323

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).
[2]	Net of allowances of $1 (October 31, 2021 – $1).